CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2019
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.           CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1           Adoption of new or amended IFRSs

The following amendments to standards have been adopted by the Company for the first time for the financial year beginning on 1 January 2019. The application of the amendments to IFRSs in the current year has had no material impact on the Company’s financial performance and positions for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

IFRS 16 Lease

IFRS 16 will result in almost all leases being recognized on the statement of financial position, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The accounting for lessors will not be significantly changed. The standard will affect primarily the accounting for Company’s operating leases.

Management has just commenced its assessment and have not yet determined to what extent its commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Company’s profit and classification of cash flows.

The Company adopted IFRS 16 Leases retrospectively from January 1, 2019. In accordance with the transitional provision under IFRS 16, the Company applied the simplified transition approach, and all right-of-use assets were measured at the amount of the lease liabilities on adoption (adjusted for any prepaid or accrued lease expenses). Comparative figures for the 2018 financial year have not been restated.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 5.75% (Note 22).

RMB’000

Operating lease commitments disclosed as at December 31, 2018	19,695
Discounted using weighted average incremental borrowing rate of 5.75%	15,496
Lease liabilities recognized as at January 1, 2019	19,380

All right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position as at December 31, 2018. The impact on transition of IFRS 16 is summarized as below:

January 1, 2019
RMB’000
Right-of-use assets	17,266
Lease liability	(19,380)
Retained earnings	2,114

3.2        Accounting standards issued but not yet effective

At the date of authorization of these financial statements, there was no new standards, amendments and interpretations to existing standards that were relevant to the Company have been published by the IASB but are not yet effective, and have not been adopted by the Company.